Alger Concentrated Equity Fund Average Annual Total Returns - Class Y Shares [Member]		12 Months Ended	21 Months Ended	24 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	72 Months Ended	106 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	23.73%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.32%	17.88%	11.11%	14.52%	14.42%	14.96%	14.69%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		33.91%	37.91%
Performance Inception Date	Apr. 04, 2024
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.97%	35.48%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.88%	28.86%